Current and long-term debt (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Schedule of Detailed Information about Current and Long-term Debt	The following is a roll forward of the activity within debt (current and non-current), by facility, for the six months ended June 30, 2022:

		Activity				Balance as of June 30, 2022 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2021	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of June 30, 2022	Current	Non-Current
Credit Agricole Credit Facility	72,838	—	(73,591)	753	—	—	—
Citibank / K-Sure Credit Facility	77,781	—	(78,401)	620	—	—	—
Hamburg Commercial Credit Facility	37,024	—	(1,646)	—	35,378	3,292	32,086
Prudential Credit Facility	44,832	—	(2,773)	—	42,059	5,546	36,513
2019 DNB / GIEK Credit Facility	45,450	—	(3,556)	—	41,894	7,113	34,781
BNPP Sinosure Credit Facility	86,314	5,075	(5,359)	—	86,030	10,909	75,121
2020 $225 Million Credit Facility	145,636	—	(85,330)	—	60,306	25,108	35,198
2021 $21.0 Million Credit Facility	19,245	—	(1,170)	—	18,075	18,075	—
2021 $43.6 Million Credit Facility	43,550	—	(43,550)	—	—	—	—
Ocean Yield Lease Financing	126,334	—	(5,659)	86	120,761	11,519	109,242
BCFL Lease Financing (LR2s)	77,604	—	(5,538)	238	72,304	10,593	61,711
CSSC Lease Financing	132,957	—	(7,281)	396	126,072	14,282	111,790
BCFL Lease Financing (MRs)	68,888	—	(7,705)	—	61,183	16,143	45,040
2018 CMBFL Lease Financing	111,986	—	(6,504)	—	105,482	13,007	92,475
$116.0 Million Lease Financing	95,789	—	(95,789)	—	—	—	—
AVIC Lease Financing	106,405	—	(22,938)	—	83,467	11,396	72,071
China Huarong Lease Financing	103,416	—	(8,416)	—	95,000	95,000	—
$157.5 Million Lease Financing	109,657	—	(20,835)	—	88,822	12,200	76,622
COSCO Lease Financing	61,050	—	(3,850)	—	57,200	7,700	49,500
2020 CMBFL Lease Financing	41,332	—	(1,621)	—	39,711	3,242	36,469
2020 TSFL Lease Financing	43,928	—	(1,661)	—	42,267	3,321	38,946
2020 SPDBFL Lease Financing	87,111	—	(3,248)	—	83,863	6,495	77,368
2021 AVIC Lease Financing	90,913	—	(3,626)	—	87,287	7,252	80,035
2021 CMBFL Lease Financing	74,565	—	(3,260)	—	71,305	6,520	64,785
2021 TSFL Lease Financing	54,377	—	(2,190)	—	52,187	4,380	47,807

2021 CSSC Lease Financing	53,893	—	(2,631)	—	51,262	5,262	46,000
2021 $146.3 Million Lease Financing	146,250	—	(5,962)		140,288	13,179	127,109
2021 Ocean Yield Lease Financing	69,783	—	(2,901)		66,882	5,850	61,032
2022 AVIC Lease Financing	—	117,204	—		117,204	9,168	108,036
IFRS 16 - Leases - 3 MR	29,268	—	(3,991)	—	25,277	8,373	16,904
$670.0 Million Lease Financing	546,730	—	(48,418)	—	498,312	44,918	453,394
Unsecured Senior Notes Due 2025	70,050	359	—	20	70,429	—	70,429
Convertible Notes Due 2022	68,312	—	(69,695)	1,383	—	—	—
Convertible Notes Due 2025	202,355	—	(12,556)	7,698	197,497	—	197,497
	$3,145,623	$122,638	$(641,651)	$11,194	$2,637,804	$379,843	$2,257,961
Less: deferred financing fees	(24,821)	(3,044)	—	7,309	(20,556)	(2,588)	(17,968)
Less: prepaid interest expense	(3,747)	—	(932)	—	(4,679)	(4,679)	—
Total	$3,117,055	$119,594	$(642,583)	$18,503	$2,612,569	$372,576	$2,239,993
(1)    Relates to (i) non-cash accretion, amortization or write-off of debt or lease obligations assumed as part of the 2017 merger with Navig8 Product Tankers Inc. ("NPTI"), which were recorded at fair value upon closing, (ii) amortization and write-offs of deferred financing fees, (iii) accretion of our Convertible Notes Due 2022 and Convertible Notes Due 2025 of $1.4 million and $6.3 million, respectively, and (iv) the impact of the repurchases of our Convertible Notes Due 2025 (described below).
The following table summarizes our financial expenses for the six months ended June 30, 2022 and 2021, respectively.

	For the six months ended June 30,
In thousands of U.S. dollars	2022	2021
Interest expense, net of capitalized interest (1)	$60,300	$57,888
Write-offs of deferred financing fees and debt extinguishment costs (2)	5,784	1,326
Accretion of convertible notes	7,747	5,384
Amortization of deferred financing fees	3,483	3,689
Accretion of premiums and discounts on assumed debt	1,396	1,686
Total financial expenses	$78,710	$69,973

(1)    The increase in interest expense, net of capitalized interest, for the six months ended June 30, 2022, was primarily attributable to an increase in LIBOR rates as compared to the six months ended June 30, 2021, which was partially offset by a reduction in the average debt balance to $2.9 billion for the six months ended June 30, 2022 from $3.1 billion for the six months ended June 30, 2021. The reduction in the average debt balance was primarily due to (i) the vessels sales (and corresponding debt repayments) described in Note 4, and (ii) the repayment of $69.7 million of our Convertible Notes Due 2022 upon maturity in May 2022. LIBOR rates during the six months ended June 30, 2021 were at historically low levels given the ongoing headwinds caused by COVID-19 pandemic at the time. During the six months ended June 30, 2022, LIBOR rates began to increase as central banks around the world began raising benchmark interest rates in an effort to stem the rise in inflation.
(2)    The write-offs of deferred financing fees and debt extinguishment costs during the six months ended June 30, 2022 include (i) $3.8 million of write-offs of deferred financing fees related to the refinancing of existing indebtedness on certain vessels, the repayment of debt on vessels prior to sale and the expiration of the availability period on certain facilities, (ii) $0.7 million of write-offs of the discounts related to the repayment of debt on certain vessels prior to sale, and (iii) $1.2 million of debt extinguishment costs related to the refinancing of the existing indebtedness on certain vessels and the repayment of debt of vessels prior to their sale.
The write-offs of deferred financing fees and debt extinguishment costs during the six months ended June 30, 2021 relates to the write-offs of deferred financing fees related to the refinancing of existing indebtedness.